Shareholders' equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments shares	Dec. 31, 2016 USD ($) EquityInstruments
Bottom
Stock-based payments
Target settlement range 0% to 100%	0.00%
Top
Stock-based payments
Target settlement range 0% to 100%	100.00%
Restricted Share Units
Stock-based payments
Number of shares for each RSU vests | shares	1
Fair value of RSUs granted	$ 3.3	$ 2.9
Number of trading days immediately preceding the date of conversion or award grant for determining fair value	5 days
Stock-based compensation expenses	$ 1.5	2.7
Capitalised to royalty, stream and working interest	0.3	0.3
Total unrecognized non-cash stock-based compensation expense	$ 5.3	$ 4.1
Expected to be recognized over weighted average period	1 year 6 months	1 year 6 months
Performance based RSU
Stock-based payments
Vesting period	3 years
Granted | EquityInstruments	21,095	25,611
Time-based RSU
Stock-based payments
Vesting period	3 years
Granted | EquityInstruments	20,745	25,164